Stockholders' Equity - Sponsor Earn Out Shares (Details)	12 Months Ended
Dec. 31, 2021 satellite tradingDay $ / shares
Equity [Abstract]
Earn-Out Shares contractual life	7 years
Earn Out Shares with release provision terms volume weighted average price per share (in dollars per share) | $ / shares	$ 15.00
Earn Out Shares with release provision terms number of trading days | tradingDay	10
Earn-Out Shares with release provision terms number of consecutive trading days | tradingDay	20
Earn-Out Shares, volume weighted average price per share (in dollars per share) | $ / shares	$ 17.50
Earn-Out Shares threshold consecutive trading days | satellite	20
Earn Out Shares expiration term	7 years